Long-Term Debt - Disclosure of Principal and Carrying Amount of Long-Term Debt Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Long Term Debt [Line Items]
Carrying amount in USD	$ 5,446,958	$ 2,358,569
Current portion of long term debt	35,750	4,990	[1]
Long-term debt	$ 5,411,208	$ 2,353,579	[1]
Revolving Credit Facilities
Disclosure Of Long Term Debt [Line Items]
Interest rate	5.64%
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Interest rate	5.89%
Principal outstanding balance in currency of borrowing	$ 3,557,125
Carrying amount in USD	$ 3,479,823
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Interest rate	3.75%
Principal outstanding balance in currency of borrowing	$ 850,000
Carrying amount in USD	$ 951,980
Senior Notes
Disclosure Of Long Term Debt [Line Items]
Interest rate	7.00%
Principal outstanding balance in currency of borrowing	$ 1,000,000
Carrying amount in USD	$ 980,008
USD Second Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Interest rate		8.69%
Principal outstanding balance in currency of borrowing		$ 95,000
Carrying amount in USD		$ 56,632
Loan Payable to Non-controlling Interests
Disclosure Of Long Term Debt [Line Items]
Interest rate	0.00%
Principal outstanding balance in currency of borrowing	$ 49,936
Carrying amount in USD	$ 35,147
Previous USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Interest rate		5.32%
Principal outstanding balance in currency of borrowing		$ 1,895,654
Carrying amount in USD		$ 1,848,397
Previous EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Interest rate		3.25%
Principal outstanding balance in currency of borrowing		$ 382,222
Carrying amount in USD		$ 453,540

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.